Federated Hermes High Income Bond Fund, Inc.
Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.0%
	Aerospace/Defense—1.5%
$ 1,750,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 1,692,302
975,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	913,575
625,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	504,591
350,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	285,520
400,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	373,548
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	2,469,901
1,250,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	1,180,800
	TOTAL	7,420,237
	Airlines—0.3%
925,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	853,127
800,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	685,736
	TOTAL	1,538,863
	Automotive—5.6%
2,975,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,615,367
90,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	89,270
775,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	741,337
500,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	370,320
2,500,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,849,375
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	704,055
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,739,468
1,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,238,712
1,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	1,736,556
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	795,047
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,123,576
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,729,813
1,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	1,076,670
675,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	623,467
475,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	423,548
625,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	545,000
600,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	576,789
1,250,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,191,194
5,525,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,351,239
3,725,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	2,830,305
1,725,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	1,485,032
	TOTAL	28,836,140
	Building Materials—3.0%
200,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	160,187
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	450,663
750,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	482,706
2,625,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	1,899,424
2,150,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	1,578,207
1,525,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,191,422
500,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	424,246
275,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	221,644
1,550,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	1,219,214

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 1,400,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	$ 1,106,567
1,025,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	758,042
1,050,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	830,114
200,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	171,552
2,975,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,659,581
1,675,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,342,311
1,000,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	834,045
		TOTAL	15,329,925
		Cable Satellite—8.6%
1,725,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,718,893
175,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	171,060
1,025,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	833,412
1,400,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,144,885
725,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	562,582
2,650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,208,730
675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	533,365
1,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,373,304
300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	246,390
1,500,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,389,233
1,875,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,775,606
625,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	559,950
575,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	426,739
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	352,206
1,150,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	890,445
1,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	906,896
650,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	439,135
1,175,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,066,959
3,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,190,690
2,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	2,149,660
1,100,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	921,404
1,425,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	1,220,235
925,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	686,614
525,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	358,483
1,100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	861,306
2,150,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	1,313,220
1,000,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	828,904
1,150,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
750,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
575,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	514,579
1,750,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,396,824
925,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	803,404
1,725,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,444,808
1,125,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,027,907
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,004,070
2,725,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	2,229,009
1,175,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	934,348
400,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	329,738
1,600,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,433,816
525,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	423,483

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 825,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	$ 668,250
1,525,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,268,922
1,725,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,528,755
	TOTAL	44,138,219
	Chemicals—2.6%
650,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	529,944
300,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	269,978
400,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	327,048
1,150,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	1,068,571
625,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	566,272
1,375,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,136,664
400,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	336,312
2,000,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,664,610
600,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	474,783
2,925,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	2,720,864
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	765,199
1,300,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	905,125
1,525,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	1,067,203
200,000	SPCM SA, 144A, 3.125%, 3/15/2027	168,734
325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	254,883
525,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	457,532
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	683,344
	TOTAL	13,397,066
	Construction Machinery—0.8%
2,200,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,784,772
350,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	295,952
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	556,806
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	900,301
550,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	511,099
	TOTAL	4,048,930
	Consumer Cyclical Services—2.4%
800,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	735,656
1,750,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,275,980
3,900,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,311,314
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	473,902
1,600,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,232,416
775,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	710,617
4,004,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,667,282
1,550,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	971,317
	TOTAL	12,378,484
	Consumer Products—1.6%
2,950,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	2,405,666
1,925,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	1,542,089
825,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	682,479
600,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	547,092
1,650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,269,246
875,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	695,721
425,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	372,982
525,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	436,186

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$ 250,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	$ 232,916
	TOTAL	8,184,377
	Diversified Manufacturing—1.1%
700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	586,442
3,625,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,367,226
450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	449,944
1,200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,189,704
	TOTAL	5,593,316
	Finance Companies—1.8%
1,200,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	733,296
1,725,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	1,332,642
825,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	745,767
275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	243,778
825,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	650,232
1,725,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,297,450
575,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	476,807
450,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	320,513
2,325,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,995,885
1,300,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	997,737
550,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	441,837
	TOTAL	9,235,944
	Food & Beverage—1.9%
350,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	317,909
1,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,838,297
1,150,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,085,445
975,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	904,401
925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	774,206
75,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	69,563
300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	246,240
375,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	317,048
275,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	246,392
1,775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,688,655
735,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	712,965
200,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	199,937
400,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	337,746
1,250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,094,862
	TOTAL	9,833,666
	Gaming—3.8%
1,675,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,409,127
1,250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,133,875
475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	402,325
500,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	390,103
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	182,361
1,050,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,006,808
1,175,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,136,360
1,325,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,283,031
950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	933,688
850,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	694,140
3,200,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	2,729,424
450,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	342,081

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	$ 175,744
150,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	131,519
925,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	787,702
1,075,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	1,103,573
1,125,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,056,589
1,675,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	1,417,134
800,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	625,000
100,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	93,694
350,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	301,706
850,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	778,094
1,125,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,007,837
225,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	214,415
100,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	98,959
	TOTAL	19,435,289
	Health Care—7.0%
200,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	179,846
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	163,770
975,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	803,229
1,150,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	970,863
775,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	571,415
1,975,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,815,677
1,325,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,160,799
150,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	130,431
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	85,440
300,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	269,994
850,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	520,659
300,000	CHS/Community Health Systems, Inc., 1st Lien, 144A, 8.000%, 12/15/2027	272,946
2,100,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	1,360,611
525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	445,775
175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	145,227
825,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	753,695
525,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	399,903
750,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	587,267
400,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	336,418
675,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	609,987
2,525,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,253,260
650,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	554,843
975,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	972,840
325,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	322,819
550,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	525,250
600,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	569,211
675,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	653,444
300,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	257,435
625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	460,234
2,100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,046,398
900,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	772,542
1,275,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,090,278
3,975,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	3,277,070
775,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	691,939
3,325,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	2,762,094

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 1,450,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	$ 1,014,682
375,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	346,556
750,000		Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	633,885
100,000		Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	87,227
775,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	715,685
600,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	541,023
225,000		Tenet Healthcare Corp., 144A, 6.125%, 6/15/2030	208,251
1,000,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	922,500
463,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	444,996
2,400,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	2,061,288
		TOTAL	35,769,702
		Health Insurance—0.9%
950,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	757,777
300,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	249,416
575,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	489,276
1,250,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,170,712
1,800,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,683,783
		TOTAL	4,350,964
		Independent Energy—4.7%
175,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	159,845
83,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	84,574
163,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	172,687
575,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	506,814
700,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	651,931
200,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	190,750
300,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	377,320
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	550,809
125,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	115,210
250,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	230,961
850,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	830,210
1,250,000		Centennial Resource Production LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,189,237
625,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	12,109
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	165,358
375,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	323,526
1,875,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,682,934
300,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	290,616
250,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	224,597
2,150,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,026,826
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	573,159
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	603,807
350,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	303,105
250,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	231,623
725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	723,340
900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	924,678
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,006,024
675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	711,582
1,400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,609,982
313,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	311,435
850,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	794,491
275,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	268,719

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 281,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	$ 279,359
650,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	663,772
375,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	336,906
775,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	706,339
250,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	236,577
500,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	460,568
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	46,811
750,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	708,516
425,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	364,199
225,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	207,457
450,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	459,792
450,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	474,973
1,100,000	Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	1,040,213
	TOTAL	23,833,741
	Industrial - Other—1.5%
175,000	Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	155,156
175,000	Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	152,883
475,000	Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	442,014
200,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	165,487
3,475,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	2,671,841
1,875,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	1,572,759
919,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	826,401
1,775,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,585,607
	TOTAL	7,572,148
	Insurance - P&C—5.3%
2,000,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	1,640,366
1,699,759	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	1,779,070
1,150,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	922,198
2,550,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,398,594
3,775,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	2,959,711
950,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	890,568
2,075,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	1,716,664
7,175,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,761,397
5,325,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,408,355
325,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	283,156
3,650,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,527,214
	TOTAL	27,287,293
	Leisure—0.7%
1,975,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,674,207
1,900,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,726,644
200,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	202,823
	TOTAL	3,603,674
	Lodging—0.5%
800,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	637,336
300,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	254,844
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	73,687
325,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	309,553
625,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	566,572
750,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	657,060
	TOTAL	2,499,052

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—7.7%
$ 1,550,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	$ 924,390
1,575,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	841,097
1,325,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,222,505
525,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	131,906
1,450,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	181,250
1,275,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	1,024,341
150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	144,579
375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	293,946
2,325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,176,572
369,700	iHeartCommunications, Inc., 6.375%, 5/1/2026	343,048
400,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	330,188
625,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	535,813
3,837,269	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,057,613
475,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	428,412
350,000	Lamar Media Corp., Sr. Unsecd. Note, WI, 3.625%, 1/15/2031	287,016
1,525,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,276,249
250,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	227,065
1,350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,253,685
3,200,000	Midas Opco Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,580,240
150,000	News Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2032	133,110
1,800,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,547,163
2,250,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,057,850
300,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	271,412
650,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	585,596
500,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	489,438
550,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	512,355
1,350,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	1,242,000
900,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	718,200
300,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	236,750
1,075,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	874,577
375,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	314,946
900,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	718,898
1,300,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,139,755
150,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	119,175
625,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	527,725
1,700,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,253,910
1,375,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,289,399
1,675,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,588,737
3,675,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	2,913,375
375,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	334,556
800,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	672,126
425,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	415,869
1,600,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,372,144
400,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	334,690
325,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	270,814
	TOTAL	39,194,485
	Metals & Mining—0.7%
1,450,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	1,282,105
700,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	618,698
1,225,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	850,503

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 650,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	$ 621,845
	TOTAL	3,373,151
	Midstream—6.8%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	141,435
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	572,882
2,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,939,348
1,675,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,503,229
1,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,374,228
2,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,257,658
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	550,382
1,925,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,641,303
250,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	223,669
850,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	768,217
1,100,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	925,397
1,125,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	945,585
575,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	467,898
1,375,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	1,100,502
1,575,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,467,239
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,059,938
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	936,353
248,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	238,220
175,000	Hess Midstream Operations LP, 144A, 5.500%, 10/15/2030	157,358
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	335,740
1,175,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,056,795
750,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	643,665
475,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2027	448,058
1,100,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	986,293
925,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	860,833
650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	650,624
475,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	450,160
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,361,200
300,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	255,591
1,175,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	921,870
1,900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,811,669
400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	410,410
1,400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,338,407
675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	598,344
625,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	566,641
350,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	330,442
2,175,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	1,757,563
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	395,708
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	183,808
225,000	Western Midstream Operating LP, Sr. Unsecd. Note, 4.550%, 2/1/2030	195,254
	TOTAL	34,829,916
	Oil Field Services—2.0%
1,500,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,330,290
2,525,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,305,654
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	166,470
1,100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	977,102
650,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	559,835

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$ 425,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	$ 380,998
800,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	753,052
1,875,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,666,678
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,890,232
	TOTAL	10,030,311
	Packaging—4.7%
2,435,107	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	1,810,210
1,525,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,228,433
2,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,431,530
1,650,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,181,012
1,200,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	968,540
300,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	242,496
575,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	551,120
750,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	717,750
1,850,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	1,617,779
4,875,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	4,218,289
1,075,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,025,029
325,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	272,613
1,050,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	988,423
679,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	673,089
1,100,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	1,051,088
225,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	210,285
225,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	210,681
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	299,970
1,725,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,586,508
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	962,110
425,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	402,620
2,575,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	2,417,870
	TOTAL	24,067,445
	Paper—0.5%
1,700,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	1,656,318
300,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	258,385
275,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	231,256
150,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	127,314
400,000	Graphic Packaging International LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	378,180
	TOTAL	2,651,453
	Pharmaceuticals—2.4%
350,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	274,617
650,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	572,000
425,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	352,750
275,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	234,244
1,125,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	602,224
1,075,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	562,316
700,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	363,674
1,075,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	553,302
975,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	521,625
1,575,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	856,871
925,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	650,876
1,475,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,093,830
575,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	412,709

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 550,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	$ 449,454
875,000	[1,3]	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	70,000
400,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	347,424
1,325,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	1,181,173
1,471,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 144A, 10.000%, 6/15/2029	1,044,410
350,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	311,054
1,425,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,234,720
800,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	678,463
		TOTAL	12,367,736
		Restaurant—1.5%
375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	326,265
925,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	810,180
375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	318,098
5,025,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	4,048,818
275,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	231,641
1,825,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,617,488
250,000		Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	231,195
350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	318,251
		TOTAL	7,901,936
		Retailers—0.5%
675,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	617,925
375,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	310,380
375,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	307,117
250,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	176,011
375,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	262,324
350,000		Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	278,534
700,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	647,360
175,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	164,186
		TOTAL	2,763,837
		Supermarkets—0.6%
525,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	458,281
2,075,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	1,685,520
575,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	538,424
300,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	298,949
		TOTAL	2,981,174
		Technology—7.7%
825,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	788,271
1,000,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	867,500
575,000		Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	538,031
1,500,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,265,738
300,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	253,368
1,000,000		Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	808,663
950,000		Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	915,748
250,000		Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	216,079
1,300,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,071,219
575,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	495,509
1,000,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	826,630
250,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	175,125
625,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	540,669
1,375,000		Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,149,555

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 200,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	$ 190,708
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	443,842
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	341,190
175,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	161,000
1,200,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,051,500
1,425,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,132,741
1,125,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	984,246
2,175,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,519,543
3,400,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	2,773,482
4,125,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	3,442,498
1,225,000	NCR Corp., 144A, 5.125%, 4/15/2029	1,038,641
1,050,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	891,714
1,375,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,187,704
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	155,534
300,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	259,854
275,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	244,988
225,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	194,977
250,000	Open Text Holdings, Inc./Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	210,750
550,000	Open Text Holdings, Inc./Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	456,212
375,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	339,500
1,425,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	1,118,625
1,975,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	1,293,388
2,325,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	1,684,856
250,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	233,496
1,200,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.125%, 7/15/2029	943,307
900,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.375%, 7/15/2031	701,167
250,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	212,572
350,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	298,537
125,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	100,404
2,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,479,605
450,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	366,070
750,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	632,157
475,000	Twitter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2030	451,426
1,825,000	Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	1,373,130
275,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	230,817
350,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	294,441
	TOTAL	39,346,727
	Transportation Services—0.5%
975,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	928,890
1,675,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,536,347
	TOTAL	2,465,237
	Utility - Electric—2.8%
1,075,000	Calpine Corp., 144A, 4.500%, 2/15/2028	978,097
100,000	Calpine Corp., 144A, 5.250%, 6/1/2026	95,183
800,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	652,360
325,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	270,931
350,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	283,425
1,175,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	1,037,225
2,775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	2,684,854
259,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	254,103

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 200,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	$ 161,641
225,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	176,884
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,115,076
750,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	670,826
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	523,699
900,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	772,421
1,725,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,565,644
875,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	797,247
700,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	662,305
1,700,000		Vistra Operations Co. LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,601,927
		TOTAL	14,303,848
		Wireless Communications—1.0%
475,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	488,941
1,100,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,148,645
3,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	2,750,348
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	339,955
525,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	460,900
		TOTAL	5,188,789
		TOTAL CORPORATE BONDS (IDENTIFIED COST $572,483,701)	485,753,075
		COMMON STOCKS—0.6%
		Cable Satellite—0.0%
2,207	[2,3]	Intelsat Jackson Holdings S.A.	8,276
		Independent Energy—0.0%
677	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.0%
25,586	[3]	iHeartMedia, Inc.	201,874
		Oil Field Services—0.3%
27,249	[2,3]	Superior Energy Services, Inc.	1,675,813
		Pharmaceuticals—0.3%
51,709	[3]	Mallinckrodt PLC	1,284,168
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,370,345)	3,170,131
		FLOATING RATE LOAN—0.1%
		Independent Energy—0.1%
$ 625,000	[4]	Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, 10.021% (3-month LIBOR +9.00%), 11/1/2025 (IDENTIFIED COST $625,000)	658,331
		INVESTMENT COMPANY—2.6%
13,128,959		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[5] (IDENTIFIED COST $13,127,450)	13,121,082
		TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $588,606,496)	502,702,619
		OTHER ASSETS AND LIABILITIES - NET—1.7%[6]	8,531,718
		TOTAL NET ASSETS—100%	$511,234,337

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2022	$10,480,505
Purchases at Cost	$24,372,879
Proceeds from Sales	$(21,728,576)
Change in Unrealized Appreciation/Depreciation	$(3,587)
Net Realized Gain/(Loss)	$(139)
Value as of 6/30/2022	$13,121,082
Shares Held as of 6/30/2022	13,128,959
Dividend Income	$33,959

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$485,753,075	$0	$485,753,075
Floating Rate Loan	—	658,331	—	658,331
Equity Securities:
Common Stocks
Domestic	201,874	—	1,675,813	1,877,687
International	1,284,168	—	8,276	1,292,444
Investment Company	13,121,082	—	—	13,121,082
TOTAL SECURITIES	$14,607,124	$486,411,406	$1,684,089	$502,702,619

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind